Income Taxes (Schedule of Deferred Tax Assets and Liabilties) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Income Taxes [Abstract]
Deferred tax assets, Allowance for loan losses	$ 1,997	$ 1,941
Deferred tax assets, Deferred compensation	491	496
Deferred Tax Assets, Purchase Price Adjustment	999	1,215
Deferred Tax Assets, Other	201	303
Deferred Tax Assets, Foreclosed real estate	280	54
Deferred tax assets, Net unrealized loss on securities	0	1,337
Deferred Tax Assets, Gross, Total	3,968	5,346
Deferred tax liabilities, Premises and equipment	265	327
Deferred tax liablities, Deferred loan fees	170	200
Deferred tax liabilties, Net unrealized gains on securities	248	0
Deferred Tax Liabilities, Gross, Total	683	527
Deferred Tax Assets, Net, Total	$ 3,285	$ 4,819